Earnings per share (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 1,981,924,000	€ 1,279,788,000	€ 1,143,980,000
Denominators:
Weighted average number of shares outstanding	306,541,706,000	306,563,400,000	305,748,381,000
Potentially dilutive shares	684,681,000	719,912,000	580,313,000
Basic earnings per share (in dollars per share)	€ 6.47	€ 4.17	€ 3.74
Fully diluted earnings per share (in dollars per share)	€ 6.45	€ 4.16	€ 3.73